Investment in Unconsolidated Subsidiary (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investment in Unconsolidated Subsidiary [Abstract]
Ownership percentage in Liverpool Community Bank	39.16%
Investment in unconsolidated subsidiary	$ 4,369	$ 4,172